Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	June 30, 2021	December 31, 2020
	€m	€m
Cash and cash equivalents	746.6	393.1
Restricted cash	25.5	0.1
Cash and cash equivalents	772.1	393.2
Bank overdraft	—	(10.7)
Cash and cash equivalents per Statement of Cash Flows	772.1	382.5